DEAN WITTER CAPITAL APPRECIATION FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                       YORK 10048
LETTER TO THE SHAREHOLDERS MAY 31, 1997

DEAR SHAREHOLDER:

The six-month period ended May 31, 1997, was particularly volatile for small-cap stocks, as investors became increasingly frustrated by the prolonged period of underperformance. The market's large-cap bias continued and small caps lagged the Standard & Poor's 500 Composite Stock Price Index (S&P 500) for most of the period. The Federal Reserve Board's 25 basis point rate increase in April affected small-cap growth stocks more than the broad market as investors shunned high-multiple issues while continuing to bid up the prices of larger, more liquid, big-cap names. However, at period-end, the small caps rebounded as investors perceived good value in the small-cap market. In May, the Russell 2000 gained 11.1 percent versus 6.0 percent for the S&P 500.

PERFORMANCE AND PORTFOLIO

For the six months ended May 31, 1997, the Fund produced a total return of -2.54 percent compared to 13.14 percent for the S&P 500 and 4.37 percent for the Lipper Capital Appreciation Funds Index. The Fund's underperformance relative to these benchmarks during this time period was the result of our focus on small-cap stocks -- which represent about 85 percent of the Fund's total net assets -- while the market favored larger companies. While this period was disappointing for the Fund, we believe that the small cap segment of the market remains undervalued with greater growth potential than the broader market over the long term.

The Fund continues to pursue growth stocks characterized by sound fundamentals, solid earnings momentum, financial stability and management strength. While the Fund is well diversified across a broad range of industries, it is more heavily weighted in computer software and services, commercial services, telecommunications equipment and retail. Among the Fund's holdings that performed particularly well during the period were Keane, Inc. and Payless ShoeSource, Inc.

DEAN WITTER CAPITAL APPRECIATION FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1997, CONTINUED

LOOKING AHEAD

We believe that the current benign interest rate environment and moderate economic climate bode well for small-cap stocks and that these issues are positioned to outperform the overall market. In addition, we believe that the Fund's investment strategy of emphasizing company fundamentals and having its portfolio weighted in industries we believe will deliver above-average growth, positions the Fund to participate in a rebound of small-cap stocks.

On June 30, 1997, the Fund's Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997. A revised prospectus, which includes complete details regarding this change, will be mailed to shareholders in the coming weeks.

We appreciate your ongoing support of Dean Witter Capital Appreciation Fund and look forward to continuing to serve your investment needs.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER CAPITAL APPRECIATION FUND
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the shareholders of Dean Witter Capital Appreciation Fund was held for the purpose of voting on four separate matters; the results of which are as follows:

    1) Approval of a new Investment Management Agreement between the Fund and Dean Witter InterCapital Inc., in connection with the merger of Morgan
Stanley Group Inc. with Dean Witter Discover & Co.

VOTE                                                                                                        NO. OF SHARES
-------------------------------------------------------------------------------------------------------  -------------------
For....................................................................................................           12,327,920
Against................................................................................................              417,230
Abstain................................................................................................            1,047,561

    2) Election of Trustees:

                                                                                                         FOR      WITHHELD
                                                                                                      ----------  --------
Michael Bozic.......................................................................................  12,973,442   819,269
Charles A. Fiumefreddo..............................................................................  12,977,359   815,352
Edwin J. Garn.......................................................................................  12,987,590   805,121
John R. Haire.......................................................................................  12,953,003   839,708
Wayne E. Hedien.....................................................................................  12,971,920   820,791
Dr. Manuel H. Johnson...............................................................................  12,981,022   811,689
Michael E. Nugent...................................................................................  12,990,283   802,428
Philip J. Purcell...................................................................................  12,993,392   799,319
John L. Schroeder...................................................................................  12,963,962   828,749

    3) Approval of a new investment policy with respect to investments in certain other investment companies:

VOTE                                                                                                        NO. OF SHARES
-------------------------------------------------------------------------------------------------------  -------------------
For....................................................................................................           11,902,616
Against................................................................................................              615,457
Abstain................................................................................................            1,274,638

    4) Ratification of the selection of Price Waterhouse LLP as the Fund's independent accountants:

VOTE                                                                                                        NO. OF SHARES
-------------------------------------------------------------------------------------------------------  -------------------
For....................................................................................................           12,616,635
Against................................................................................................              257,391
Abstain................................................................................................              918,685

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMON STOCKS (99.0%)
             ADVERTISING (0.7%)
    60,000   Snyder Communications, Inc.*........  $     1,650,000
    25,000   TMP Worldwide, Inc.*................          487,500
                                                   ---------------
                                                         2,137,500
                                                   ---------------
             AEROSPACE & DEFENSE (0.5%)
   100,000   Kellstrom Industries, Inc.*.........        1,475,000
                                                   ---------------
             AIRLINES (0.5%)
    50,000   US Airways Group Inc.*..............        1,737,500
                                                   ---------------
             AUTO PARTS (0.7%)
    60,000   Tower Automotive, Inc.*.............        2,377,500
                                                   ---------------
             BIOTECHNOLOGY (2.8%)
    40,000   Centocor, Inc.*.....................        1,400,000
   150,000   Guilford Pharmaceuticals, Inc.*.....        3,712,500
    50,000   Immunex Corp.*......................        1,556,250
    60,000   Liposome Co., Inc.*.................        1,515,000
    50,000   Osteotech, Inc.*....................          443,750
    70,000   Somanetics Corp.*...................          280,000
                                                   ---------------
                                                         8,907,500
                                                   ---------------
             BROADCAST MEDIA (0.3%)
    70,000   All American Communications, Inc.
               (Class B)*........................          945,000
                                                   ---------------
             CABLE & TELECOMMUNICATIONS (0.6%)
    70,000   International Family Entertainment,
               Inc. (Series B)*..................        1,951,250
                                                   ---------------
             CEMENT (0.3%)
    50,000   Giant Cement Holding, Inc.*.........          875,000
                                                   ---------------
             CHEMICALS - SPECIALTY (0.5%)
    50,000   Crompton & Knowles Corp.............        1,168,750
    60,000   Eco Soil Systems, Inc.*.............          307,500
                                                   ---------------
                                                         1,476,250
                                                   ---------------
             COMMERCIAL SERVICES (3.9%)
    30,000   Caribiner International, Inc.*......        1,942,500
   100,000   Learning Tree International,
               Inc.*.............................        3,900,000
   130,000   May & Speh, Inc.*...................        1,446,250
     5,300   Metro Information Services, Inc.*...           97,387
    30,000   Quebecor Printing, Inc. (Canada)....          526,144
    45,000   Service Experts, Inc.*..............        1,260,000
    50,000   Superior Services, Inc.*............        1,075,000
    80,000   Whittman-Hart, Inc.*................        2,080,000
                                                   ---------------
                                                        12,327,281
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (0.3%)
    20,000   3Com Corp.*.........................  $       965,000
                                                   ---------------
             COMMUNICATIONS - SOFTWARE (0.2%)
    40,000   Aware, Inc.*........................          550,000
                                                   ---------------
             COMPUTER EQUIPMENT (0.3%)
    60,000   International Rectifier Corp.*......        1,005,000
                                                   ---------------
             COMPUTER SOFTWARE (6.0%)
    80,000   Cerner Corp.*.......................        1,560,000
    50,000   Compuware Corp.*....................        2,318,750
    40,000   Cyrix Corp.*........................        1,005,000
   100,000   Data Dimensions, Inc.*..............        3,025,000
    60,000   Information Management Resources,
               Inc.*.............................        2,100,000
    30,000   Pairgain Technologies, Inc.*........          626,250
    40,000   Peerless Systems Corp.*.............          615,000
    60,000   SEEC, Inc.*.........................        1,117,500
    40,000   Simulation Sciences, Inc.*..........          590,000
   120,000   Software Artistry, Inc.*............        1,470,000
   110,000   Systems & Computer Technology
               Corp.*............................        2,612,500
    50,000   UniComp, Inc.*......................          431,250
    60,000   Wall Data, Inc.*....................        1,492,500
                                                   ---------------
                                                        18,963,750
                                                   ---------------
             COMPUTER SOFTWARE & SERVICES (13.0%)
    60,000   Analysts International Corp.........        2,115,000
     2,900   Aspect Development, Inc.*...........           66,337
    35,000   Avant! Corp.*.......................          787,500
    40,100   CCC Information Services Group,
               Inc.*.............................          666,662
    40,000   Ciber, Inc.*........................        1,650,000
    70,000   Computer Horizons Corp.*............        3,832,500
    70,000   Harbinger Corp.*....................        2,135,000
    40,000   HPR, Inc.*..........................          635,000
    40,000   Hyperion Software Corp.*............          715,000
    40,000   IKOS Systems, Inc.*.................          970,000
    40,000   Imnet Systems, Inc.*................          995,000
    70,000   ISG International Software Group
               Ltd.* (Israel)....................          840,000
   100,000   Keane, Inc.*........................        5,637,500
   100,000   Lycos, Inc.*........................        1,425,000
    45,000   Manugistics Group, Inc.*............        2,891,250
    30,000   National TechTeam, Inc.*............          731,250
    60,000   Phoenix International Ltd., Inc.*...        1,230,000
    45,000   PRI Automation, Inc.*...............        1,710,000
    28,000   Printware, Inc.*....................          105,000
   100,000   Scopus Technology, Inc.*............        2,987,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
   100,000   SMART Modular Technologies, Inc.*...  $     3,275,000
    50,000   SPSS, Inc.*.........................        1,562,500
    70,000   STB Systems, Inc.*..................        2,240,000
     7,700   USCS International, Inc.*...........          174,212
   100,000   Xylan Corp.*........................        2,075,000
                                                   ---------------
                                                        41,452,211
                                                   ---------------
             COMPUTERS (1.9%)
    60,000   Gulfstream Aerospace Corp.*.........        1,762,500
    80,000   MICROS Systems, Inc.*...............        3,140,000
    10,000   Sunquest Information Systems,
               Inc.*.............................          118,750
    30,000   Synopsys, Inc.*.....................        1,113,750
                                                   ---------------
                                                         6,135,000
                                                   ---------------
             COMPUTERS - SYSTEMS (0.7%)
   100,000   Data General Corp.*.................        2,137,500
                                                   ---------------
             DRUGS (0.3%)
    50,000   IDEC Pharmaceuticals Corp.*.........        1,118,750
                                                   ---------------
             EDUCATION (0.4%)
    85,000   Cornell Corrections, Inc.*..........        1,020,000
    13,000   Education Management Corp.*.........          310,375
                                                   ---------------
                                                         1,330,375
                                                   ---------------
             ELECTRONIC COMPONENTS (0.3%)
    31,500   Vishay Intertechnology, Inc.*.......          925,313
                                                   ---------------
             ELECTRONICS (3.2%)
    30,000   Analog Devices, Inc.*...............          802,500
    40,000   Holmes Protection Group, Inc.*......          540,000
    42,000   Innovex, Inc........................        1,165,500
   100,000   JPM Co.*............................        3,000,000
   100,000   Printrak International, Inc.*.......        1,175,000
   100,000   Vitesse Semiconductor Corp.*........        3,587,500
                                                   ---------------
                                                        10,270,500
                                                   ---------------
             ELECTRONICS & ELECTRICAL (0.9%)
    70,000   Teradyne, Inc.*.....................        2,870,000
                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS (0.5%)
    60,000   MRV Communications, Inc.*...........        1,470,000
                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (2.7%)
    60,000   Electroglas, Inc.*..................        1,507,500
    50,000   Etec Systems, Inc.*.................        2,225,000
   110,000   Kulicke & Soffa Industries, Inc.*...        3,712,500
    40,000   Leitch Technology Corp.* (Canada)...          948,439

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
     2,000   Rambus Inc.*........................  $        62,500
                                                   ---------------
                                                         8,455,939
                                                   ---------------
             ENTERTAINMENT (0.6%)
    30,000   Circus Circus Enterprises, Inc.*....          780,000
    40,000   Grand Casinos, Inc.*................          515,000
    30,000   Speedway Motorsports, Inc.*.........          712,500
                                                   ---------------
                                                         2,007,500
                                                   ---------------
             ENVIRONMENTAL (0.3%)
    30,000   Allied Waste Industries, Inc.*......          438,750
    80,000   ITEQ, Inc.*.........................          620,000
                                                   ---------------
                                                         1,058,750
                                                   ---------------
             ENVIRONMENTAL CONTROL (1.7%)
    40,000   Culligan Water Technologies,
               Inc.*.............................        1,780,000
   100,000   U.S.A Waste Services, Inc.*.........        3,625,000
                                                   ---------------
                                                         5,405,000
                                                   ---------------
             FINANCIAL (1.4%)
    40,000   Block (H.&R.), Inc..................        1,320,000
    70,000   Gold Banc Corp., Inc................          910,000
    44,800   Hartford Life, Inc. (Class A)*......        1,500,800
    50,000   Reliance Group Holdings, Inc........          612,500
                                                   ---------------
                                                         4,343,300
                                                   ---------------
             FOOD PROCESSING (1.0%)
   110,000   International Multifoods Corp.......        3,107,500
                                                   ---------------
             FOODS (0.2%)
    40,000   Foodmaker, Inc.*....................          560,000
                                                   ---------------
             FURNITURE (0.2%)
    25,900   Knoll, Inc.*........................          488,863
                                                   ---------------
             HEALTHCARE (0.1%)
    30,000   Bone Care International, Inc.*......          345,000
                                                   ---------------
             HEALTHCARE - DIVERSIFIED (0.2%)
    30,000   Healthsouth Corp.*..................          686,250
                                                   ---------------
             HEALTHCARE - MISCELLANEOUS (0.6%)
    60,000   Equity Corporation International*...        1,417,500
    14,400   Superior Consultant Holdings
               Corp.*............................          421,200
                                                   ---------------
                                                         1,838,700
                                                   ---------------
             HEALTHCARE SERVICES (0.1%)
    30,000   NovaCare, Inc.*.....................          378,750
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             HOSPITAL MANAGEMENT (0.8%)
    70,000   FPA Medical Management, Inc.*.......  $     1,400,000
    80,000   Medcath, Inc.*......................        1,190,000
                                                   ---------------
                                                         2,590,000
                                                   ---------------
             HOSPITAL RELATED (0.6%)
    60,000   Genesis Health Ventures, Inc.*......        1,972,500
                                                   ---------------
             HOTELS/MOTELS (0.5%)
    30,000   Harrah's Entertainment, Inc.*.......          558,750
    40,000   La Quinta Inns, Inc.................          920,000
                                                   ---------------
                                                         1,478,750
                                                   ---------------
             HOUSEHOLD APPLIANCES (0.7%)
    70,000   Furniture Brands International,
               Inc.*.............................        1,093,750
    50,000   O'Sullivan Industries Holdings,
               Inc.*.............................          781,250
    24,900   Stanley Furniture Co., Inc.*........          429,525
                                                   ---------------
                                                         2,304,525
                                                   ---------------
             INSURANCE (0.5%)
    60,000   Penn Treaty American Corp.*.........        1,620,000
                                                   ---------------
             MACHINERY (2.4%)
    50,000   Chart Industries, Inc...............        1,125,000
    70,000   Grandall Industries, Inc.*..........        1,050,000
    40,000   MagneTek, Inc.*.....................          700,000
   100,000   National-Oilwell, Inc.*.............        4,837,500
                                                   ---------------
                                                         7,712,500
                                                   ---------------
             MACHINERY - DIVERSIFIED (0.8%)
    20,000   Asyst Technologies, Inc.*...........          790,000
    60,000   Credence Systems Corp.*.............        1,770,000
                                                   ---------------
                                                         2,560,000
                                                   ---------------
             MANUFACTURING (1.7%)
   105,000   Ballantyne of Omaha, Inc.*..........        1,693,125
    40,000   Cognex Corp.*.......................        1,040,000
    70,000   General Scanning, Inc.*.............          936,250
    60,000   Regal-Beloit Corp...................        1,597,500
                                                   ---------------
                                                         5,266,875
                                                   ---------------
             MEDICAL PRODUCTS & SUPPLIES (1.2%)
    30,000   Health Care & Retirement Corp.*.....        1,020,000
   100,000   Molecular Dynamics, Inc.*...........        1,425,000
    20,000   Patterson Dental Co.*...............          680,000
    35,000   PLC Systems, Inc.* (Canada).........          614,688
                                                   ---------------
                                                         3,739,688
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             MEDICAL SERVICES (0.4%)
   100,000   Medical Resources, Inc.*............  $     1,375,000
                                                   ---------------
             METALS & MINING (0.0%)
     1,000   BRO-X Minerals Ltd.* (Canada).......              508
                                                   ---------------
             MISCELLANEOUS (2.8%)
    16,700   Allin Communications Corp.*.........           50,100
    45,000   Brunswick Technologies, Inc.*.......          399,375
    30,000   GATX Corp...........................        1,702,500
    50,000   Mail-Well, Inc.*....................        1,612,500
    60,000   Maverick Tube Corp.*................        1,792,500
    60,000   OPTEK Technology, Inc.*.............          690,000
    70,000   Royal Group Technologies Ltd.*
               (Canada)..........................        1,715,000
    40,000   Triarc Co., Inc. (Class A)*.........          915,000
                                                   ---------------
                                                         8,876,975
                                                   ---------------
             NATURAL GAS - DISTRIBUTION (0.7%)
    60,000   Valero Energy Corp..................        2,145,000
                                                   ---------------
             NATURAL GAS - EXPLORATION & PRODUCTION (0.2%)
    30,000   Gulf Island Fabrication, Inc.*......          723,750
                                                   ---------------
             OIL & GAS (2.3%)
    40,000   Barringer Technologies, Inc.*.......          585,000
    50,000   Basin Exploration, Inc.*............          356,250
    15,000   Bellwether Exploration Co.*.........          148,125
    60,000   Edge Petroleum Corp.*...............          840,000
   120,000   Gulf Canada Resources, Ltd.*
               (Canada)..........................        1,095,000
    85,000   Lomak Petroleum, Inc................        1,508,750
   100,000   Noble Drilling Corp.*...............        2,175,000
    95,000   Zydeco Energy, Inc.*................          486,875
                                                   ---------------
                                                         7,195,000
                                                   ---------------
             OIL & GAS DRILLING (1.0%)
    60,000   Patterson Energy, Inc.*.............        2,130,000
   100,000   Unit Corp.*.........................        1,075,000
                                                   ---------------
                                                         3,205,000
                                                   ---------------
             OIL & GAS EXPLORATION (0.6%)
   100,000   NUMAR Corp.*........................        1,925,000
                                                   ---------------
             OIL & GAS PRODUCTS (0.5%)
    50,000   St. Mary Land & Exploration Co......        1,562,500
                                                   ---------------
             OIL EQUIPMENT & SERVICES (0.9%)
    25,000   ENSCO International, Inc.*..........        1,246,875
    60,000   Global Industries Ltd.*.............        1,297,500
    30,000   Wiser Oil Co........................          468,750
                                                   ---------------
                                                         3,013,125
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             OIL RELATED (0.4%)
    60,000   Veritas DGC, Inc.*..................  $     1,245,000
                                                   ---------------
             PACKAGING & BOTTLING (0.2%)
    40,000   Jefferson Smurfit Corp.*............          720,000
                                                   ---------------
             PAPER (0.9%)
   100,000   Scotts Company (The) (Class A)*.....        2,925,000
                                                   ---------------
             PHARMACEUTICALS (1.8%)
    60,000   Alkermes, Inc.*.....................          982,500
    60,000   Emisphere Technologies, Inc.*.......        1,230,000
    20,000   Genset (ADR)* (France)..............          342,500
    30,000   PathoGenesis Corp.*.................          817,500
   100,000   SangStat Medical Corp.*.............        2,462,500
                                                   ---------------
                                                         5,835,000
                                                   ---------------
             POLLUTION CONTROL (0.2%)
    30,000   Mansur Industries, Inc.*............          521,250
                                                   ---------------
             PUBLISHING (0.7%)
    80,000   Valassis Communications, Inc.*......        2,220,000
                                                   ---------------
             REAL ESTATE (0.3%)
    50,000   Catellus Development Corp.*.........          843,750
                                                   ---------------
             RETAIL (3.3%)
   100,000   Claire's Stores, Inc................        1,925,000
    50,000   Family Dollar Stores, Inc...........        1,287,500
    30,000   Hot Topic, Inc.*....................          855,000
    80,000   Michaels Stores, Inc.*..............        1,570,000
    30,000   Pier 1 Imports, Inc.................          671,250
    70,000   Ross Stores, Inc....................        1,986,250
    70,000   Stein Mart, Inc.*...................        2,100,000
                                                   ---------------
                                                        10,395,000
                                                   ---------------
             RETAIL - DEPARTMENT STORES (1.5%)
    60,000   Dollar General Corp.................        2,017,500
    60,000   Payless ShoeSource, Inc.*...........        2,842,500
                                                   ---------------
                                                         4,860,000
                                                   ---------------
             RETAIL - SPECIALTY (4.7%)
    30,000   Advanced Lighting Technologies,
               Inc.*.............................          757,500
    70,000   Ashworth, Inc.*.....................          621,250
    40,000   Baker (J.), Inc.....................          320,000
   114,000   Braun's Fashions Corp.*.............          912,000
    30,000   Circuit City Stores, Inc............        1,185,000
   110,000   Cole National Corp. (Class A)*......        4,166,250
   100,000   Consolidated Stores Corp.*..........        3,825,000
    50,000   DSI Toys, Inc.*.....................          400,000
    90,000   Funco, Inc.*........................        1,428,750

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    30,000   TJX Companies, Inc..................  $     1,440,000
                                                   ---------------
                                                        15,055,750
                                                   ---------------
             SEMICONDUCTORS (3.0%)
    50,000   Burr-Brown Corp.*...................        1,562,500
    40,000   Integrated Circuit Systems, Inc.*...          710,000
    60,000   KLA-Tencor Corp.*...................        2,850,000
    50,000   Plasma-Therm, Inc.*.................          293,750
   100,000   TriQuint Semiconductor, Inc.*.......        3,950,000
                                                   ---------------
                                                         9,366,250
                                                   ---------------
             SPECIALIZED SERVICES (0.6%)
    50,000   Service Corp. International.........        1,762,500
                                                   ---------------
             TECHNOLOGY (2.1%)
    50,000   Aerial Communications, Inc.*........          431,250
    30,000   Brilliant Digital Entertainment,
               Inc.*.............................          180,000
    60,000   CIENA Corp.*........................        2,797,500
    50,000   Cyberoptics Corp.*..................          825,000
     6,700   IONA Technologies PLC (ADR)* (United
               Kingdom)..........................          115,575
    60,000   Kuhlman Corp........................        1,657,500
     3,600   LHS Group, Inc.*....................          118,800
    40,000   TransAct Technologies Inc.*.........          480,000
                                                   ---------------
                                                         6,605,625
                                                   ---------------
             TECHNOLOGY RELATED (0.5%)
   150,000   Graham-Field Health Products,
               Inc.*.............................        1,593,750
                                                   ---------------
             TELECOMMUNICATION EQUIPMENT (3.5%)
   157,500   Davox Corp.*........................        5,079,375
    90,000   Digital Microwave Corp.*............        2,767,500
    50,000   DSC Communications Corp.*...........        1,275,000
    60,000   Mitec Telecom Inc.* (Canada)........          403,050
    50,000   NICE-Systems Ltd. (ADR)* (Israel)...        1,500,000
                                                   ---------------
                                                        11,024,925
                                                   ---------------
             TELECOMMUNICATIONS (3.3%)
    30,000   General DataComm Industries,
               Inc.*.............................          270,000
    30,000   Millicom International Cellular
               S.A.*.............................        1,361,250
    70,000   QUALCOMM, Inc.*.....................        3,368,750
    50,000   Tel-Save Holdings, Inc.*............          762,500
    80,000   Telco Communications Group, Inc.*...        1,860,000
    30,000   Telefonica de Argentina S.A. (ADR)
               (Class B)* (Argentina)............        1,087,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
   100,000   World Access, Inc.*.................  $     1,650,000
                                                   ---------------
                                                        10,360,000
                                                   ---------------
             TELECOMMUNICATIONS EQUIPMENT (1.0%)
    60,000   Advanced Fibre Communications,
               Inc.*.............................        3,292,500
                                                   ---------------
             TEXTILES (0.7%)
    90,000   Guilford Mills, Inc.................        1,766,250
    30,000   Sport-Haley, Inc.*..................          562,500
                                                   ---------------
                                                         2,328,750
                                                   ---------------
             TOYS (0.2%)
    30,000   Equity Marketing, Inc.*.............          555,000
                                                   ---------------
             TRANSPORTATION (0.9%)
    30,000   Air Express International Corp......        1,087,500
   120,000   Transat A.T., Inc.* (Canada)........          827,887
    22,500   Trico Marine Service, Inc.*.........          838,125
                                                   ---------------
                                                         2,753,512
                                                   ---------------
             TRUCKERS (1.1%)
    80,000   Caliber System, Inc.................        2,560,000
    30,000   CNF Transportation Inc..............          967,500
                                                   ---------------
                                                         3,527,500
                                                   ---------------
             WASTE DISPOSAL (0.4%)
    80,000   Eastern Environmental Services,
               Inc.*.............................        1,140,000
                                                   ---------------
             WHOLESALE DISTRIBUTOR (1.2%)
   110,000   ADFlex Solutions, Inc.*.............        1,773,750
    60,000   CellStar Corp.*.....................        2,145,000
                                                   ---------------
                                                         3,918,750
                                                   ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $260,157,887)......      314,195,240
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------

             PREFERRED STOCK (0.0%)
             MEDICAL PRODUCTS & SUPPLIES
    30,000   Fresenius National Medical Care
               (Class D)* (Germany) (Identified
               Cost $6,069)......................  $         2,250
                                                   ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (3.5%)
             REPURCHASE AGREEMENT
 $  11,207   The Bank of New York 5.44% due
               06/02/97 (dated 05/30/97; proceeds
               $11,212,509; collateralized by
               $11,588,580 Federal National
               Mortgage Assoc. 0.00% due 08/26/97
               valued at $11,431,580) (Identified
               Cost $11,207,431).................       11,207,431
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$271,371,387) (A)...........      102.5%   325,404,921

LIABILITIES IN EXCESS OF
OTHER ASSETS................       (2.5)    (7,943,231)
                                  -----   ------------
NET ASSETS..................      100.0%  $317,461,690
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $58,102,392 and the aggregate gross unrealized depreciation is $4,068,858, resulting in net unrealized appreciation of $54,033,534.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $271,371,387)............................  $325,404,921
Receivable for:
    Investments sold........................................     1,646,407
    Shares of beneficial interest sold......................       716,495
    Dividends...............................................        24,150
Deferred organizational expenses............................       121,892
Prepaid expenses and other assets...........................        57,607
                                                              ------------

     TOTAL ASSETS...........................................   327,971,472
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     6,431,568
    Shares of beneficial interest repurchased...............     3,525,664
    Plan of distribution fee................................       258,931
    Investment management fee...............................       194,198
Accrued expenses and other payables.........................        99,421
                                                              ------------
     TOTAL LIABILITIES......................................    10,509,782
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   290,687,547
Net unrealized appreciation.................................    54,033,534
Net investment loss.........................................    (2,828,513)
Accumulated net realized loss...............................   (24,430,878)
                                                              ------------
     NET ASSETS.............................................  $317,461,690
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  25,071,738 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $12.66
                                                              ------------
                                                              ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $3,045 foreign withholding tax)...........  $    269,332
Interest....................................................        80,335
                                                              ------------

     TOTAL INCOME...........................................       349,667
                                                              ------------

EXPENSES
Plan of distribution fee....................................     1,583,599
Investment management fee...................................     1,187,699
Transfer agent fees and expenses............................       269,500
Shareholder reports and notices.............................        32,940
Professional fees...........................................        27,951
Custodian fees..............................................        25,297
Registration fees...........................................        24,402
Organizational expenses.....................................        17,833
Trustees' fees and expenses.................................         6,100
Other.......................................................         2,859
                                                              ------------

     TOTAL EXPENSES.........................................     3,178,180
                                                              ------------

     NET INVESTMENT LOSS....................................    (2,828,513)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................    (7,745,335)
Net change in unrealized appreciation.......................       341,202
                                                              ------------

     NET LOSS...............................................    (7,404,133)
                                                              ------------

NET DECREASE................................................  $(10,232,646)
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE
                                                                 FOR THE SIX         YEAR
                                                                MONTHS ENDED         ENDED
                                                                MAY 31, 1997       NOVEMBER
                                                                 (UNAUDITED)       30, 1996
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................    $ (2,828,513)     $(3,677,495)
Net realized loss...........................................      (7,745,335)     (16,624,523)
Net change in unrealized appreciation.......................         341,202      48,698,318
                                                              -----------------   -----------

     NET INCREASE (DECREASE)................................     (10,232,646)     28,396,300
Net increase from transactions in shares of beneficial
  interest..................................................      16,885,355      180,404,150
                                                              -----------------   -----------

     NET INCREASE...........................................       6,652,709      208,800,450

NET ASSETS:
Beginning of period.........................................     310,808,981      102,008,531
                                                              -----------------   -----------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $2,828,513 AND $0,
    RESPECTIVELY)...........................................    $317,461,690      $310,808,981
                                                              -----------------   -----------
                                                              -----------------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Capital Appreciation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on July 31, 1995 and commenced operations on October 27, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1997, the Agreement was amended to reduce the annual fee to 0.725% of the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $12,089,412 at May 31, 1997.

The Distributor has informed the Fund that for the six months ended May 31, 1997, it received approximately $550,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1997 aggregated $314,102,027 and $303,025,854, respectively.

For the six months ended May 31, 1997, the Fund incurred brokerage commissions of $9,040 with DWR for portfolio transactions executed on behalf of the fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $43,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                           MAY 31, 1997                  FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                      NOVEMBER 30, 1996
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    7,225,619   $   92,890,941    20,783,480   $262,842,130
Repurchased......................................................   (6,083,728)     (76,005,586)   (6,542,161)   (82,437,980)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    1,141,891   $   16,885,355    14,241,319   $180,404,150
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

At November 30, 1996, the Fund had a net capital loss carryover of approximately $15,684,000 which will be available through November 30, 2004 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $756,000 during fiscal 1996.

As of November 30, 1996, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

7. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997.

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                        FOR THE PERIOD
                                                  FOR THE SIX        FOR THE YEAR      OCTOBER 27, 1995*
                                                 MONTHS ENDED            ENDED              THROUGH
                                                 MAY 31, 1997      NOVEMBER 30, 1996   NOVEMBER 30, 1995
--------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.........       $ 12.99             $ 10.53             $ 10.00
                                                   --------            --------            --------

Net investment loss..........................         (0.11)              (0.15)              (0.01)

Net realized and unrealized gain (loss)......         (0.22)               2.61                0.54
                                                   --------            --------            --------

Total from investment operations.............         (0.33)               2.46                0.53
                                                   --------            --------            --------

Net asset value, end of period...............         12.66             $ 12.99             $ 10.53
                                                   --------            --------            --------
                                                   --------            --------            --------

TOTAL INVESTMENT RETURN+.....................         (2.54)%(1)          23.36%               5.30%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          2.01%(2)            2.00%               2.87%(2)

Net investment loss..........................         (1.79)%(2)          (1.72)%             (0.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......           $317,462            $310,809            $102,009

Portfolio turnover rate......................            97%(1)             108%                  7%(1)

Average commission rate paid.................       $0.0574             $0.0570             --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Ronald Worobel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
CAPITAL APPRECIATION
FUND

                                      [GRAPHIC]

SEMIANNUAL REPORT
MAY 31, 1997